Note 2 - Business Combinations (Details Textual) - JPY (¥) ¥ in Thousands		12 Months Ended
	Dec. 01, 2014	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2014
RYUKOSHA [Member]
Business Combination, Consideration Transferred	¥ 600,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	865,078
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	464,736
Goodwill	¥ 199,658
Goodwill		¥ 6,169,609	¥ 6,169,609	¥ 5,969,951
Business Combination, Acquisition Related Costs		¥ 32,262